INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9:-      INCOME TAXES

a.	Israeli taxation:

1.	Tax rates applicable to the income of the Company.

Taxable income of the Company is subject to a corporate tax rate as follow: 2017- 24% and 23% in 2018 and 2019.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The deferred tax balances as of December 31, 2019 and 2018 have been calculated based on the revised tax rates.

2.	Measurement of taxable income in US dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

3.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under five separate investment programs. According to the provisions of the Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. This period expired and the Company are no longer entitled for “Approved Enterprise” benefits.

3.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"): (Cont.)

On April 1, 2005, an amendment to the Investment Law came into effect (the "Amendment 60") that significantly changed the provisions of the Investment Law. The Amendment 60 limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiary Enterprise" including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export.

Another condition for receiving the benefits under the alternative track in respect of expansion programs pursuant to Amendment 60 is a minimum qualifying investment. The Company was eligible under the terms of minimum qualifying investment and elected 2012 as its "year of election".

Additionally, the Amendment 60 enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval.

As of December 31, 2019, there was no taxable income attributable to the Beneficiary Enterprise.

In January 2011, another amendment to the Investment Law came into effect ("the 2011 Amendment"). According to the 2011 Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire income subject to this amendment (the "Preferred Income").

Once an election is made, the Company's income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% a preferred enterprise located in development area A).

Commencing 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates.

The Company does not currently intend to adopt the 2011 Amendment and intends to continue to comply with the Investment Law as in effect prior to enactment of the 2011 Amendment. Accordingly, the Company did not adjust its deferred tax balances as of December 31, 2019. The Company's position may change in the future.

3.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"): (Cont.)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016, which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, which are subject to rules that were issued by the Minister of Finance in May 2017. The new tax tracks under the Amendment are as follows:

Preferred Technological Enterprise ("PTE") - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion in a tax year. A PTE, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

The above changes in the tax rates relating to PTE tax track were not taken into account in the computation of deferred taxes as of December 31, 2019 and 2018, since the Company estimates that it will not implement the PTE tax track.

4.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the "Encouragement Law"):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, is entitled to tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

4.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the "Encouragement Law") (Cont.):

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future

5.	Net operating losses carryforward and capital loss:

As of December 31, 2019, Compugen Ltd.'s net operating losses carryforward for tax purposes in Israel amounted to approximately $ 279,100. These net operating losses may be carried forward indefinitely and may be offset against future taxable income.

b.	Non-Israeli subsidiary, Compugen USA, Inc.:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "U.S. Tax Reform" or "TCJA"); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain new rules designed to prevent erosion of the U.S. income tax base - “BEAT”); (iii) establishing immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits; and (iv) providing a permanent deduction to corporations generating revenues from non-US markets (known as a deduction for foreign derived intangible income - “FDII”) .

In December 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to provide guidance for companies that had not completed their accounting measurement for the income tax effects of the TCJA. Due to the complexities involved in accounting for the enactment of the TCJA, SAB 118 allowed for a provisional estimate of the impacts of the TCJA in the Company’s earnings for the year ended December 31, 2017, as well as up to a one year measurement period that ended on December 22, 2018, for any subsequent adjustments to such provisional estimate.

As of December 31, 2019, Compugen USA, Inc. has net operating loss carryforwards for federal income tax purposes of approximately $ 5,100 which expires in the years 2023 to 2032. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiary. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiary and therefore those earnings are continually redeployed in those jurisdictions.

c.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2019	2018	2017

Domestic (Israel)	$28,799	$23,588	$37,939
Foreign	(740)	(989)	(873)

	$28,059	$22,599	$37,066

d.
Taxes on income for the year ended December 31, 2019 is comprised from refund of withholding tax payments, which were deducted from milestone payments by the German tax authorities. There were no withholding tax payments for the years ended December 31, 2019, 2018 and 2017.

e.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen USA, Inc.'s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen USA, Inc. deferred tax assets are as follows:

	December 31,
	2019	2018

Operating loss carryforward	$65,267	$57,564
Research and development	9,377	10,098
Accrued social benefits and other	863	1,456
Right of use assets	(763)	-
Lease liabilities	840	-
Property and equipment	1	(11)

Deferred tax asset before valuation allowance	75,585	69,107
Valuation allowance	(75,585)	(69,107)

Net deferred tax asset	$-	$-

The Company and Compugen USA, Inc. have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company has a history of losses, it is more likely than not that the deferred tax regarding the operating loss carryforward and other temporary differences will not be realized in the foreseeable future.

f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward among the Company and Compugen USA, Inc. due to the uncertainty of the realization of such tax benefits.

g.	Tax assessments:

The Company has tax assessments through 2013 that are deemed to be final.